Columbia Select Large Cap Equity Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Equity Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 10.0%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	927,049	25,771,962
Interactive Media & Services 8.2%
Alphabet, Inc., Class C	359,479	62,135,945
Meta Platforms, Inc., Class A	88,982	57,614,955
Total		119,750,900
Total Communication Services		145,522,862
Consumer Discretionary 11.0%
Automobiles 2.2%
General Motors Co.	333,531	16,546,473
Tesla, Inc.(a)	44,908	15,558,826
Total		32,105,299
Broadline Retail 5.1%
Amazon.com, Inc.(a)	361,045	74,017,836
Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc.	63,951	15,887,986
Specialty Retail 1.5%
TJX Companies, Inc. (The)	174,030	22,084,407
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	268,646	16,277,261
Total Consumer Discretionary		160,372,789
Consumer Staples 4.8%
Beverages 0.9%
Constellation Brands, Inc., Class A	75,954	13,541,839
Consumer Staples Distribution & Retail 2.0%
Walmart, Inc.	292,500	28,875,600
Household Products 1.9%
Procter & Gamble Co. (The)	165,667	28,145,166
Total Consumer Staples		70,562,605
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
EQT Corp.	157,714	8,694,773
Exxon Mobil Corp.	254,241	26,008,854
Total		34,703,627
Total Energy		34,703,627
Financials 14.1%
Banks 6.1%
Bank of America Corp.	659,600	29,108,148
Citigroup, Inc.	272,394	20,516,716
JPMorgan Chase & Co.	149,291	39,412,824
Total		89,037,688
Capital Markets 3.6%
Blackrock, Inc.	28,943	28,360,956
Goldman Sachs Group, Inc. (The)	40,624	24,392,681
Total		52,753,637
Financial Services 2.6%
MasterCard, Inc., Class A	66,218	38,777,261
Insurance 1.8%
Hartford Insurance Group, Inc. (The)	197,712	25,670,926
Total Financials		206,239,512
Health Care 9.5%
Biotechnology 1.6%
Insmed, Inc.(a)	95,177	6,636,692
Vertex Pharmaceuticals, Inc.(a)	36,575	16,167,979
Total		22,804,671
Health Care Equipment & Supplies 2.9%
Boston Scientific Corp.(a)	209,117	22,011,655
Intuitive Surgical, Inc.(a)	36,768	20,308,437
Total		42,320,092
Health Care Providers & Services 1.0%
Cencora, Inc.	51,425	14,977,017
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	39,540	15,927,503

Columbia Select Large Cap Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Large Cap Equity Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	268,147	12,946,137
Eli Lilly & Co.	40,373	29,781,951
Total		42,728,088
Total Health Care		138,757,371
Industrials 8.5%
Aerospace & Defense 1.6%
General Dynamics Corp.	82,589	23,000,211
Commercial Services & Supplies 2.9%
Cintas Corp.	95,104	21,541,056
Republic Services, Inc.	83,588	21,506,356
Total		43,047,412
Electrical Equipment 1.5%
Eaton Corp. PLC	68,328	21,878,626
Machinery 2.5%
Parker-Hannifin Corp.	30,060	19,980,882
Stanley Black & Decker, Inc.	259,002	16,946,501
Total		36,927,383
Total Industrials		124,853,632
Information Technology 31.6%
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity PLC	121,836	19,502,289
Semiconductors & Semiconductor Equipment 9.9%
Broadcom, Inc.	106,387	25,753,101
NVIDIA Corp.	768,033	103,784,299
ON Semiconductor Corp.(a)	355,439	14,935,547
Total		144,472,947
Software 15.0%
Adobe, Inc.(a)	49,980	20,746,198
Datadog, Inc., Class A(a)	116,463	13,728,658
Gitlab, Inc., Class A(a)	157,010	7,145,525
Microsoft Corp.	261,924	120,579,333
Palo Alto Networks, Inc.(a)	96,980	18,660,892
ServiceNow, Inc.(a)	21,110	21,344,110
Synopsys, Inc.(a)	36,307	16,845,722
Total		219,050,438
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	392,452	78,823,984
Total Information Technology		461,849,658
Real Estate 2.8%
Health Care REITs 0.8%
Healthpeak Properties, Inc.	673,867	11,732,025
Retail REITs 0.8%
Realty Income Corp.	222,502	12,598,063
Specialized REITs 1.2%
Equinix, Inc.	19,127	17,000,460
Total Real Estate		41,330,548
Utilities 4.5%
Electric Utilities 2.4%
Entergy Corp.	208,903	17,397,442
Xcel Energy, Inc.	239,763	16,807,386
Total		34,204,828
Multi-Utilities 2.1%
Ameren Corp.	149,029	14,437,929
DTE Energy Co.	122,438	16,731,153
Total		31,169,082
Total Utilities		65,373,910
Total Common Stocks (Cost $799,640,723)		1,449,566,514

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	10,875,772	10,872,509
Total Money Market Funds (Cost $10,872,044)		10,872,509
Total Investments in Securities (Cost: $810,512,767)		1,460,439,023
Other Assets & Liabilities, Net		735,526
Net Assets		1,461,174,549
Columbia Select Large Cap Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Large Cap Equity Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	1,519,654	—	(1,041,653)	(478,001)	—	—	463,726	—	—
Columbia Short-Term Cash Fund, 4.495%
	6,738,438	56,643,026	(52,508,026)	(929)	10,872,509	—	(4,417)	115,428	10,875,772
Total	8,258,092			(478,930)	10,872,509	—	459,309	115,428
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Large Cap Equity Fund  | 2025

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1QT172_02_R01_(07/25)